Matthews Asia Dividend Fund	March 31, 2021

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 93.7%

	Shares	Value

JAPAN: 30.6%
Lixil Corp.	4,632,900	$128,930,241
KATITAS Co., Ltd.†	4,186,900	117,006,975
Anritsu Corp.	4,887,900	106,985,096
MISUMI Group, Inc.	3,545,400	103,275,873
Dai-ichi Life Holdings, Inc.	5,932,600	101,980,927
ORIX Corp.	5,448,100	92,142,545
BELLSYSTEM24 Holdings, Inc.†	5,045,500	86,444,489
Daifuku Co., Ltd.	841,200	82,664,091
Nintendo Co., Ltd.	145,100	81,783,514
Oriental Land Co., Ltd.	531,100	79,920,564
Olympus Corp.	3,801,900	78,866,220
Disco Corp.	248,100	78,400,599
Bandai Namco Holdings, Inc.	1,087,500	77,742,592
Hoya Corp.	614,400	72,312,932
Shiseido Co., Ltd.	1,033,300	69,493,750
TDK Corp.	498,600	69,408,986
AGC, Inc.	1,276,900	53,597,959
MANI, INC.	2,038,000	51,295,039
Japan Steel Works, Ltd.	2,074,900	49,429,644
Mitsubishi Pencil Co., Ltd.	2,403,000	34,782,074
Pigeon Corp.	791,200	30,001,654

Total Japan		1,646,465,764

CHINA/HONG KONG: 25.9%
Minth Group, Ltd.†	61,819,000	258,984,101
Tencent Holdings, Ltd.	1,849,600	147,612,054
Link REIT	12,912,300	117,808,508
Postal Savings Bank of China Co., Ltd. H Shares[b,c]	145,712,000	109,202,992
Shenzhou International Group Holdings, Ltd.	5,008,700	104,764,732
Pharmaron Beijing Co., Ltd. A Shares	3,819,564	87,611,088
AIA Group, Ltd.	6,731,800	82,375,492
China Education Group Holdings, Ltd.[c]	44,063,000	78,616,087
HKBN, Ltd.	46,397,623	67,581,596
OPT Machine Vision Tech Co., Ltd. A Shares[d]	1,765,748	64,057,189
MINISO Group Holding, Ltd. ADR[d]	2,581,900	62,017,238
Yuexiu Transport Infrastructure, Ltd.†	93,902,000	59,350,192
Jinxin Fertility Group, Ltd.[b,c]	26,764,000	57,890,390
Baidu, Inc. ADR[d]	245,300	53,365,015
Pharmaron Beijing Co., Ltd. H Shares[b,c]	1,609,500	30,596,325
Chongqing Brewery Co., Ltd. A Shares	633,258	10,783,835

Total China/Hong Kong		1,392,616,834

AUSTRALIA: 9.4%
Breville Group, Ltd.†	7,461,473	153,598,098
QBE Insurance Group, Ltd.	12,339,933	90,371,778
Sydney Airport[d]	18,253,479	86,252,075
Macquarie Group, Ltd.	668,330	77,913,125
IDP Education, Ltd.	3,940,856	71,707,472
Treasury Wine Estates, Ltd.	3,202,034	25,238,536

Total Australia		505,081,084

SOUTH KOREA: 9.0%
POSCO	503,142	142,568,422
Hyundai Mobis Co., Ltd.	449,593	116,620,783
KB Financial Group, Inc.	1,880,798	92,699,956
Hugel, Inc.[d]	445,972	70,537,009

	Shares	Value
Samsung Electronics Co., Ltd.	870,241	$62,957,257

Total South Korea		485,383,427

SINGAPORE: 5.4%
BOC Aviation, Ltd.[b,c]	8,865,900	86,282,885
Keppel DC, REIT	38,579,180	77,472,654
NetLink NBN Trust[c]	93,023,700	65,397,556
Ascendas India Trust	57,288,600	63,119,670

Total Singapore		292,272,765

TAIWAN: 4.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	5,242,469	110,402,265
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	885,740	104,765,327

Total Taiwan		215,167,592

INDIA: 2.9%
Minda Industries, Ltd.†	13,619,268	101,340,045
Reliance Industries, Ltd.	2,034,882	55,951,576

Total India		157,291,621

VIETNAM: 2.6%
Hoa Phat Group JSC	25,694,500	52,199,150
Asia Commercial Bank JSC[d]	21,080,300	30,503,549
Vinhomes JSC[b,d]	6,929,900	29,313,601
Vietnam Dairy Products JSC	6,241,900	26,676,771

Total Vietnam		138,693,071

INDONESIA: 1.6%
PT Bank Rakyat Indonesia Persero[d]	282,382,100	85,670,301

Total Indonesia		85,670,301

PHILIPPINES: 1.3%
Globe Telecom, Inc.	1,829,305	70,932,617

Total Philippines		70,932,617

BANGLADESH: 1.0%
GrameenPhone, Ltd.	14,140,431	54,809,812

Total Bangladesh		54,809,812

TOTAL COMMON EQUITIES		5,044,384,888

(Cost $3,902,190,690)

PREFERRED EQUITIES: 5.1%

SOUTH KOREA: 5.1%
LG Chem, Ltd., Pfd.	488,391	167,085,940
Samsung Electronics Co., Ltd., Pfd.	1,671,655	108,270,117

Total South Korea		275,356,057

TOTAL PREFERRED EQUITIES		275,356,057

(Cost $105,374,275)

1	MATTHEWS ASIA FUNDS

Matthews Asia Dividend Fund	March 31, 2021

Schedule of Investments[a] (unaudited) (continued)

PREFERRED EQUITIES (continued)

Value

TOTAL INVESTMENTS: 98.8%	$5,319,740,945
(Cost $4,007,564,965)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.2%	64,237,883

NET ASSETS: 100.0%	$5,383,978,828

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2021, the aggregate value is $313,286,193, which is 5.82% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Non-income producing security.

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt

JSC	Joint Stock Co.

Pfd.	Preferred

REIT	Real Estate Investment Trust

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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